SCHEDULE OF ALLOWANCE FOR OTHER CURRENT ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance as of the beginning of year
Additions charged to bad debt expense	116,402
Translation adjustments	10,473
Balance as of the end of year	$ 126,875